Impairment charges (Tables)	12 Months Ended
Sep. 30, 2025
Impairment charges
Schedule of impairment charges

	Consolidated			Parent Entity
$m	2025	2024	2023	2025	2024
Provisions raised/(released)
Performing	(36)	(150)	274	14	(142)
Non-performing	707	877	565	666	801
Recoveries	(247)	(190)	(191)	(240)	(184)
Impairment charges/(benefits)	424	537	648	440	475
of which relates to:
Loans and credit commitments	427	536	647	466	469
Debt securities at amortised cost	(3)	-	-	(2)	1
Debt securities at FVOCI	-	1	1	(1)	1
Due from subsidiaries	-	-	-	(23)	4
Impairment charges/(benefits)	424	537	648	440	475